Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Estimated Useful Lives	Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Identifiable Intangible Assets Amortized over their estimated useful lives using the straight line method	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Game copyright	1 year
License	3.2-10 years
Technology	3 years
Active user	5 years
Trade name	10 years

Components of Revenues

The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2021

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	7,475,809	903,136	—
Value-added services	4,845,744	1,126,048	—
Mobile marketing	159,010	—	—
Mobile games	47,712	—	—
Other services	12,930	—	5,330

Total	12,541,205	2,029,184	5,330

	For the year ended December 31, 2020

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	8,638,810	998,769	—
Value-added services	3,742,637	1,369,545	—
Mobile marketing	198,197	—	—
Mobile games	39,564	—	—
Other services	11,911	—	24,755

Total	12,631,119	2,368,314	24,755

	For the year ended December 31, 2019

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	12,448,131	—	—
Value-added services	2,846,057	1,259,906	—
Mobile marketing	331,822	—	—
Mobile games	92,451	—	—
Other services	22,354	—	14,368

Total	15,740,815	1,259,906	14,368

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,

	2020	2021
A	26%	20%
B	14%	16%
Users or customers accounting for 10% or more
of
accounts receivables is as
follows:

	As of December 31,

	2020	2021

C	11%	N/A